SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Effective tax rate (as a percent)	27.00%	26.00%		24.00%		24.00%	6.00%
Statutory tax rate (as a percent)				21.00%		21.00%	21.00%
Unrecognized tax benefits				$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties				$ 0
ADARA ACQUISITION CORP
Effective tax rate (as a percent)			8.20%		0.00%
Statutory tax rate (as a percent)			21.00%		21.00%